Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 TWD ($)	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 6,939,000,000		$ 7,127,000,000
Investment in joint venture	10,000,000		10,000,000
Investments accounted for using equity method	6,949,000,000		7,137,000,000		$ 226
The Company's share of profits (loss)	442,000,000	$ 14	421,000,000	$ 244,000,000
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Investments in associates	3,173,000,000		3,592,000,000
Investments accounted for using equity method	$ 3,173,000,000		$ 3,592,000,000
Percentage of ownership in associates	41.90%		41.90%		41.90%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 1,235,000,000		$ 926,000,000
Percentage of ownership in associates	34.00%		34.00%		34.00%
Fair values based on the closing market prices	$ 3,299,000,000		$ 1,699,000,000
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	230,000,000		222,000,000
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 558,000,000		$ 447,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 293,000,000		$ 341,000,000
Percentage of ownership in associates	40.00%		40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 275,000,000		$ 221,000,000
Percentage of ownership in associates	50.00%		50.00%		50.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 247,000,000		$ 518,000,000
Percentage of ownership in associates	38.00%		38.00%		38.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 228,000,000		$ 217,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 228,000,000		$ 254,000,000
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 172,000,000		$ 157,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 100,000,000		$ 70,000,000
Percentage of ownership in associates	27.00%		27.00%		27.00%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 63,000,000		$ 55,000,000				$ 56,000,000
Percentage of ownership in associates							40.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 41,000,000		$ 37,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 41,000,000		$ 45,000,000
Percentage of ownership in associates	7.00%		7.00%		7.00%
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 35,000,000		$ 18,000,000
Percentage of ownership in associates	29.00%		17.00%		29.00%
Baohwa Trust Co., Ltd. [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 13,000,000		$ 0			$ 20,000,000
Percentage of ownership in associates	40.00%		0.00%		40.00%	40.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 7,000,000		$ 7,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		0.00%		0.00%
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	42.00%		42.00%		42.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	23.00%		23.00%		23.00%
Fair values based on the closing market prices	$ 804,000,000		$ 910,000,000
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates								$ 274,000,000
Percentage of ownership in associates	20.00%		20.00%		20.00%			20.33%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	40.00%		40.00%		40.00%
Associates [member]
Disclosure of associates [Line Items]
The Company's share of profits (loss)	$ 868,000,000		$ 607,000,000	540,000,000
The Company's share of other comprehensive income (loss)	13,000,000		(6,000,000)	(8,000,000)
The Company's share of total comprehensive income (loss)	$ 881,000,000		$ 601,000,000	$ 532,000,000